DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative Financial Instruments According to Type of Hedge Designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2020
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$7,088	8.4	$(776)
Pay-fixed interest rate swap agreements - securities available for sale	41,950	7.1	15
Total	$49,038	7.3	$(761)

No hedge designation
Rate-lock mortgage loan commitments	$168,816	0.1	$7,020
Mandatory commitments to sell mortgage loans	186,092	0.1	(941)
Pay-fixed interest rate swap agreements - commercial	147,456	4.5	(9,700)
Pay-variable interest rate swap agreements - commercial	147,456	4.5	9,700
Pay-fixed interest rate swap agreements	25,000	0.6	(295)
Interest rate cap agreements	135,000	1.8	5
Purchased options	2,908	0.5	42
Written options	2,848	0.5	(42)
Total	$815,576	2.0	$5,789

	2019
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation - Pay-fixed interest rate swap agreements	$7,117	9.4	$(242)

Cash flow hedge designation
Pay-fixed interest rate swap agreements	$25,000	1.6	$(174)
Interest rate cap agreements	150,000	2.6	214
Total	$175,000	2.5	$40

No hedge designation
Rate-lock mortgage loan commitments	$49,268	0.1	$1,412
Mandatory commitments to sell mortgage loans	95,363	0.1	(150)
Pay-fixed interest rate swap agreements - commercial	153,946	5.5	(3,641)
Pay-variable interest rate swap agreements - commercial	153,946	5.5	3,641
Purchased options	2,908	1.5	141
Written options	2,848	1.5	(139)
Total	$458,279	3.7	$1,264

Fair Value of Derivative Instruments
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2020		2019		2020		2019
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments	-		-		-		-
Pay-fixed interest rate swap agreements	Other assets	$15	Other assets	$-	Other liabilities	$776	Other liabilities	$416
Interest rate cap agreements	Other assets	-	Other assets	214	Other liabilities	-	Other liabilities	-
		15		214		776		416
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	7,020	Other assets	1,412	Other liabilities	$-	Other liabilities	-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	-	Other liabilities	941	Other liabilities	150
Pay-fixed interest rate swap agreements - commercial	Other assets	-	Other assets	28	Other liabilities	9,700	Other liabilities	3,669
Pay-variable interest rate swap agreements - commercial	Other assets	9,700	Other assets	3,669	Other liabilities	-	Other liabilities	28
Pay-fixed interest rate swap agreements	Other assets	-	Other assets	-	Other liabilities	295	Other liabilities	-
Interest rate cap agreements	Other assets	5	Other assets	-	Other liabilities	-	Other liabilities	-
Purchased options	Other assets	42	Other assets	141	Other liabilities	-	Other liabilities	-
Written options	Other assets	-	Other assets	-	Other liabilities	42	Other liabilities	139
		16,767		5,250		10,978		3,986
Total derivatives		$16,782		$5,464		$11,754		$4,402

Effect of Derivative Financial Instruments on Consolidated Statement of Operations
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income(1)	Gain (Loss) Recognized in Income(1)
	2020	2019	2018		2020	2019	2018		2020	2019	2018
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap ageement - Commercial loan								Interest and fees on loans	$(534)	$(242)	$-
Pay-fixed interest rate swap agreements - Securities available for sale								Interest on securities available for sale - tax-exempt	15	-	-
Total									$(519)	$(242)	$-
Cash Flow Hedges
Interest rate cap agreements	$125	$(1,211)	$(340)	Interest expense	$(1,885)	$363	$206	Interest expense	$-	$-	$-
Pay-fixed interest rate swap agreements	(479)	(392)	78	Interest expense	(654)	62	31	Interest expense	-	-	(12)
Total	$(354)	$(1,603)	$(262)		$(2,539)	$425	$237		$-	$-	$(12)

No hedge designation

Rate-lock mortgage loan commitments								Net gains on mortgage loans	$5,608	$725	$157
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(791)	233	(420)
Pay-fixed interest rate swap agreements - commercial								Interest income	(6,059)	(4,046)	113
Pay-variable interest rate swap agreements -commercial								Interest income	6,059	4,046	(113)
Pay-fixed interest rate swap agreements								Interest expense	231	-	-
Interest rate cap agreements								Interest expense	(57)	-	-
Purchased options								Interest expense	(99)	25	(206)
Written options								Interest expense	97	(23)	206
Total									$4,989	$960	$(263)

(1)	For cash flow hedges, this location and amount refers to the ineffective portion.